Financial Liabilities - Revolving credit facility and other (Details) € in Thousands, $ in Millions		12 Months Ended
	May 07, 2020 USD ($)	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)	May 06, 2020 USD ($)
Financial Liabilities
Drawn opening balance		€ 330,000
Drawdowns		591,537	€ 829,636
Repayments		(916,958)	(525,979)
Translation differences		€ (4,579)	26,343
Drawn closing balance			330,000
Borrowings			€ 330,000
Percentage of consolidated assets and consolidated EBITDA applied as guaranty of borrowings		60.00%
Revolving Credit, Maturity in 2025
Financial Liabilities
Maximum borrowing capacity | $	$ 1,000				$ 500
Refinancing of credit facility				€ 9,300
Adjustment to interest rate basis (as a percent)		1.50%
Interest rate basis	US Libor